September 30, 2025
2025 Quarterly Report (Unaudited)

BlackRock Funds III
• BlackRock LifePath® Dynamic 2045 Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
September 30, 2025
BlackRock LifePath® Dynamic 2045 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 79.8%
BlackRock Real Estate Securities Fund	859,874	$ 13,130,274
BlackRock Tactical Opportunities Fund, Class K	1,106,552	17,726,964
Diversified Equity Master Portfolio	$152,003,591	152,003,591
International Tilts Master Portfolio	$55,779,045	55,779,045
iShares Core MSCI Emerging Markets ETF(b)	517,619	34,121,444
iShares Core MSCI International Developed Markets ETF(b)	143,871	11,534,138
iShares Global Infrastructure ETF(b)	28,584	1,747,054
iShares MSCI Canada ETF	41,080	2,076,594
iShares MSCI EAFE Small-Cap ETF	107,856	8,274,712
		296,393,816
Fixed-Income Funds — 12.9%
BlackRock Diversified Fixed Income Fund, Class K(c)	3,248,238	31,053,160
iShares 0-5 Year TIPS Bond ETF	230	23,773
iShares Broad USD Investment Grade Corporate Bond ETF(b)	320,568	16,740,061
		47,816,994

Security	Shares	Value
Money Market Funds — 15.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.26%(c)(d)	31,102,297	$ 31,117,848
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.09%(c)	26,365,630	26,365,630
		57,483,478
Total Investments — 108.2% (Cost: $354,636,466)		401,694,288
Liabilities in Excess of Other Assets — (8.2)%		(30,345,231)
Net Assets — 100.0%		$ 371,349,057

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares/ Investment Value Held at 09/30/25	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Advantage Emerging Markets Fund, Class K(a)	$ 4,085,783	$ 14,756,915	$ (18,634,879)	$ 13,619	$ (221,438)	$ —	—	$ —	$ —
BlackRock Cash Funds: Institutional, SL Agency Shares	9,307,503	21,810,243 (b)	—	243	(141)	31,117,848	31,102,297	29,328 (c)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	71,317,071	—	(44,951,441)(b)	—	—	26,365,630	26,365,630	995,384	—
BlackRock Diversified Fixed Income Fund, Class K	1,741,986	33,645,057	(5,140,963)	4,571	802,509	31,053,160	3,248,238	951,668	—
BlackRock High Yield Bond Portfolio, Class K(a)	—	—	—	—	—	—	—	(2,447)	—
BlackRock Real Estate Securities Fund	8,684,176	4,650,946	(596,713)	(58,710)	450,575	13,130,274	859,874	168,484	—
BlackRock Tactical Opportunities Fund, Class K	6,305,429	10,431,518	—	—	990,017	17,726,964	1,106,552	—	—
Diversified Equity Master Portfolio	108,638,561	28,214,788 (b)(d)	—	5,465,241	9,685,001	152,003,591	$152,003,591	1,773,617	—
International Tilts Master Portfolio	20,641,748	27,743,296 (b)(d)	—	1,878,755	5,515,246	55,779,045	$55,779,045	757,061	—
iShares 0-5 Year TIPS Bond ETF	23,138	—	—	—	635	23,773	230	660	—
iShares Broad USD Investment Grade Corporate Bond ETF	—	16,260,796	—	—	479,265	16,740,061	320,568	228,093	—
iShares Core MSCI Emerging Markets ETF	—	29,065,765	—	—	5,055,679	34,121,444	517,619	330,912	—
iShares Core MSCI International Developed Markets ETF	—	10,563,574	—	—	970,564	11,534,138	143,871	160,336	—
iShares Global Infrastructure ETF	752,897	855,874	—	—	138,283	1,747,054	28,584	14,165	—
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	4,922,012	—	(4,937,631)	(342,706)	358,325	—	—	76,126	—

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock LifePath® Dynamic 2045 Fund

Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares/ Investment Value Held at 09/30/25	Income (Expense)	Capital Gain Distributions from Underlying Funds
iShares MSCI Canada ETF	$ 519,951	$ 2,654,591	$ (1,396,740)	$ 43,163	$ 255,629	$ 2,076,594	41,080	$ 12,568	$ —
iShares MSCI EAFE Small-Cap ETF	4,621,617	18,412,362	(17,320,549)	961,442	1,599,840	8,274,712	107,856	99,387	—
				$ 7,965,618	$ 26,079,989	$ 401,694,288		$ 5,595,342	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(d)	Inclusive of income and expense allocated from the Master Portfolio.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	33	12/11/25	$ 6,998	$ 48,587
S&P/TSE 60 Index	24	12/18/25	6,114	113,891
E-mini Russell 2000 Index	77	12/19/25	9,454	53,929
Micro E-mini S&P 500 Index	660	12/19/25	22,238	300,645
MSCI EAFE Index	10	12/19/25	1,393	5,391
MSCI Emerging Markets Index	25	12/19/25	1,700	30,803
S&P 500 E-Mini Index	22	12/19/25	7,413	98,899
				652,145
Short Contracts
NASDAQ 100 E-Mini Index	22	12/19/25	10,957	(285,726)
Ultra U.S. Treasury Bond	151	12/19/25	18,148	(416,857)
				(702,583)
				$ (50,438)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	10,616,063	USD	6,996,188	Morgan Stanley & Co. International PLC	12/17/25	$ 34,790
EUR	5,875,689	USD	6,927,092	Morgan Stanley & Co. International PLC	12/17/25	1,513
JPY	96,804,000	EUR	556,801	Morgan Stanley & Co. International PLC	12/17/25	3,042
JPY	96,804,000	USD	656,603	Barclays Bank PLC	12/17/25	3,017
USD	29,544	EUR	25,000	Goldman Sachs International	12/17/25	64
USD	769,893	EUR	647,000	Morgan Stanley & Co. International PLC	12/17/25	6,951
USD	55,347	JPY	8,091,000	Goldman Sachs International	12/17/25	215
						49,592
CAD	828,000	USD	600,920	Barclays Bank PLC	12/17/25	(3,824)
CAD	8,682,995	USD	6,306,025	Morgan Stanley & Co. International PLC	12/17/25	(44,457)
CAD	9,777,158	USD	7,100,661	Morgan Stanley & Co. International PLC	12/17/25	(50,059)
EUR	5,875,689	USD	6,943,737	Goldman Sachs International	12/17/25	(15,131)
EUR	662,000	USD	783,310	Morgan Stanley & Co. International PLC	12/17/25	(2,681)
JPY	2,092,203,148	EUR	12,115,510	Goldman Sachs International	12/17/25	(30,359)
JPY	2,092,203,653	USD	14,311,831	Goldman Sachs International	12/17/25	(55,592)
						(202,103)
						$ (152,511)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock LifePath® Dynamic 2045 Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 88,611,180	$ —	$ —	$ 88,611,180
Fixed-Income Funds	47,816,994	—	—	47,816,994
Money Market Funds	57,483,478	—	—	57,483,478
	$193,911,652	$—	$—	193,911,652
Investments Valued at NAV(a)				207,782,636
				$ 401,694,288
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 603,558	$ 48,587	$ —	$ 652,145
Foreign Currency Exchange Contracts	—	49,592	—	49,592
Liabilities
Equity Contracts	(285,726)	—	—	(285,726)
Foreign Currency Exchange Contracts	—	(202,103)	—	(202,103)
Interest Rate Contracts	(416,857)	—	—	(416,857)
	$(99,025)	$(103,924)	$—	$(202,949)

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)
Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

Portfolio Abbreviation
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor’s